Contingent assets and liabilities	12 Months Ended
Dec. 31, 2021
Contingent assets and liabilities
Contingent assets and liabilities

29. Contingent assets and liabilities

On January 4, 2021, we closed the sale of our Croatian subsidiary Fidelta. Selvita acquired 100% of the outstanding shares in Fidelta for a total consideration of €37.1 million. In accordance with common practice, we gave representations and warranties which are capped and limited in time.

As explained in the summary of the significant transaction in note 2 to our consolidated financial statements, Gilead and we entered into a license and collaboration agreement to co-develop filgotinib in different indications. The collaboration was amended several times and in connection with these amendments Gilead has agreed to irrevocably pay us €160 million, subject to certain adjustments for higher than budgeted development costs. Gilead paid €110 million in 2021 and will pay an additional €50 million in 2022. In addition, we will no longer be eligible to receive any future milestone payments relating to filgotinib in Europe. However, we will remain eligible to receive tiered royalty percentages ranging from 20% to 30% on Gilead’s global net sales of filgotinib outside of Europe and future development and regulatory milestone-based payments of up to $295 million and sales-based milestone payments of up to $600 million. We will pay royalties on net sales of filgotinib in Europe to Gilead starting January 1, 2024. Under the terms of the 2021 amendment and upon completion of the transfer of the DIVERSITY clinical study, Gilead will make a one-time payment of $15 million to us in consideration for assuming responsibility for this clinical study. From April 1, 2022, we will also be solely responsible for all development costs for the DIVERSITY clinical study. In addition, if the European Medicines Agency grants regulatory approval of filgotinib for the treatment of CD based on data from the DIVERSITY trial, then royalties payable by us to Gilead will be reduced by 30% across all filgotinib indications and will become 5.6% to 10.5% of net sales in Europe. Gilead remains responsible for commercial activities outside of Europe.

Furthermore Gilead received exclusive option rights to acquire a license on compounds. Exercising such an option would trigger an opt-in payment, a 50-50 cost share mechanism for the future development activities, potential future development and sales based milestones and royalties.